Investment Portfolioas of June 30, 2025 (Unaudited)
DWS Core Equity Fund
	Shares	Value ($)

Common Stocks 99.4%
Communication Services 10.6%
Entertainment 3.2%
Netflix, Inc.*	18,029	24,143,175
Spotify Technology SA*	62,138	47,680,973
Take-Two Interactive Software, Inc.*	94,302	22,901,240
Walt Disney Co.	376,914	46,741,105
		141,466,493
Interactive Media & Services 6.3%
Alphabet, Inc. "C"	854,784	151,630,134
Meta Platforms, Inc. "A"	172,761	127,513,166
		279,143,300
Wireless Telecommunication Services 1.1%
T-Mobile U.S., Inc.	214,314	51,062,454
Consumer Discretionary 10.6%
Automobiles 2.0%
General Motors Co.	765,220	37,656,476
Tesla, Inc.*	165,211	52,480,927
		90,137,403
Broadline Retail 4.1%
Amazon.com, Inc.*	744,039	163,234,716
Coupang, Inc.*	679,521	20,358,449
		183,593,165
Hotels, Restaurants & Leisure 0.9%
DraftKings, Inc. "A"*	454,919	19,511,476
Hyatt Hotels Corp. "A"	146,232	20,421,299
		39,932,775
Household Durables 1.4%
PulteGroup, Inc.	596,129	62,867,764
Leisure Products 0.9%
Hasbro, Inc.	513,995	37,943,111
Specialty Retail 0.5%
TJX Companies, Inc.	174,951	21,604,699
Textiles, Apparel & Luxury Goods 0.8%
Deckers Outdoor Corp.*	317,282	32,702,256
Consumer Staples 5.3%
Beverages 1.5%
Constellation Brands, Inc. "A"	181,775	29,571,157
Molson Coors Beverage Co. "B"	784,651	37,733,867
		67,305,024

Consumer Staples Distribution & Retail 2.5%
Costco Wholesale Corp.	34,081	33,738,145
Walmart, Inc.	826,472	80,812,432
		114,550,577
Household Products 0.4%
Clorox Co.	139,641	16,766,695
Personal Care Products 0.4%
Estee Lauder Companies, Inc. "A"	216,504	17,493,523
Tobacco 0.5%
Philip Morris International, Inc.	116,316	21,184,633
Energy 2.9%
Energy Equipment & Services 0.6%
Schlumberger NV	802,300	27,117,740
Oil, Gas & Consumable Fuels 2.3%
Cheniere Energy, Inc.	183,085	44,584,859
Chord Energy Corp.	131,478	12,733,644
Exxon Mobil Corp.	124,116	13,379,705
HF Sinclair Corp.	739,933	30,396,448
		101,094,656
Financials 14.7%
Banks 6.3%
Bank of America Corp.	714,345	33,802,806
JPMorgan Chase & Co.	625,748	181,410,603
Wells Fargo & Co.	845,035	67,704,204
		282,917,613
Capital Markets 4.9%
Ameriprise Financial, Inc.	110,419	58,933,933
Blackstone, Inc.	173,830	26,001,491
Cboe Global Markets, Inc.	190,947	44,530,750
Intercontinental Exchange, Inc.	121,968	22,377,469
KKR & Co., Inc.	172,083	22,892,201
S&P Global, Inc.	80,988	42,704,163
		217,440,007
Financial Services 3.1%
Apollo Global Management, Inc.	260,579	36,968,343
Visa, Inc. "A"	280,847	99,714,727
		136,683,070
Insurance 0.4%
Allstate Corp.	89,833	18,084,281
Health Care 9.3%
Biotechnology 3.7%
AbbVie, Inc.	419,456	77,859,423
Amgen, Inc.	197,854	55,242,815
Regeneron Pharmaceuticals, Inc.	58,566	30,747,150
		163,849,388
Health Care Equipment & Supplies 1.6%
Abbott Laboratories	158,320	21,533,103
Becton Dickinson & Co.	48,307	8,320,881

Medtronic PLC	218,533	19,049,522
STERIS PLC	93,934	22,564,825
		71,468,331
Health Care Providers & Services 1.5%
Cigna Group	111,498	36,859,009
Elevance Health, Inc.	34,008	13,227,751
Humana, Inc.	66,750	16,319,040
		66,405,800
Health Care Technology 0.6%
Veeva Systems, Inc. "A"*	88,946	25,614,669
Life Sciences Tools & Services 0.2%
Danaher Corp.	58,290	11,514,607
Pharmaceuticals 1.7%
Bristol-Myers Squibb Co.	589,685	27,296,518
Johnson & Johnson	232,805	35,560,964
Merck & Co., Inc.	148,267	11,736,816
		74,594,298
Industrials 8.3%
Aerospace & Defense 2.3%
Curtiss-Wright Corp.	42,909	20,963,192
GE Aerospace	78,337	20,163,160
Howmet Aerospace, Inc.	125,033	23,272,392
Lockheed Martin Corp.	78,206	36,220,327
		100,619,071
Building Products 1.2%
Owens Corning	381,146	52,415,198
Commercial Services & Supplies 2.0%
Veralto Corp.	124,065	12,524,362
Waste Management, Inc.	332,806	76,152,669
		88,677,031
Ground Transportation 0.1%
Union Pacific Corp.	27,883	6,415,321
Machinery 1.7%
Caterpillar, Inc.	193,565	75,143,869
Professional Services 1.0%
Automatic Data Processing, Inc.	80,872	24,940,925
Verisk Analytics, Inc.	65,017	20,252,795
		45,193,720
Information Technology 30.8%
Communications Equipment 0.6%
Cisco Systems, Inc.	407,067	28,242,309
IT Services 0.5%
Cloudflare, Inc. "A"*	113,874	22,299,945
Semiconductors & Semiconductor Equipment 9.2%
Advanced Micro Devices, Inc.*	243,823	34,598,484
Lam Research Corp.	230,871	22,472,983

Micron Technology, Inc.	491,776	60,611,392
MKS, Inc.	117,594	11,684,140
NVIDIA Corp.	1,523,116	240,637,097
QUALCOMM, Inc.	248,391	39,558,750
		409,562,846
Software 12.8%
Fortinet, Inc.*	211,601	22,370,458
Microsoft Corp.	855,901	425,733,716
Oracle Corp.	461,832	100,970,330
ServiceNow, Inc.*	20,701	21,282,284
		570,356,788
Technology Hardware, Storage & Peripherals 7.7%
Apple, Inc.	1,658,217	340,216,382
Materials 2.0%
Chemicals 0.9%
Corteva, Inc.	351,121	26,169,048
Mosaic Co.	416,607	15,197,823
		41,366,871
Containers & Packaging 0.5%
AptarGroup, Inc.	133,179	20,833,191
Metals & Mining 0.6%
Nucor Corp.	210,183	27,227,106
Real Estate 2.3%
Health Care REITs 0.5%
Medical Properties Trust, Inc. (a)	5,291,122	22,804,736
Industrial REITs 0.7%
Prologis, Inc.	305,000	32,061,600
Real Estate Management & Development 0.6%
Zillow Group, Inc. "C"*	378,548	26,517,287
Residential REITs 0.5%
AvalonBay Communities, Inc.	105,847	21,539,865
Utilities 2.6%
Electric Utilities 1.6%
FirstEnergy Corp.	363,363	14,628,994
NRG Energy, Inc.	362,187	58,159,989
		72,788,983
Independent Power & Renewable Electricity Producers 0.5%
Vistra Corp.	101,168	19,607,370
Multi-Utilities 0.5%
WEC Energy Group, Inc.	210,809	21,966,298
Total Common Stocks (Cost $2,510,185,648)		4,420,394,119

	Principal Amount ($)	Value ($)

Government & Agency Obligations 0.1%
U.S. Treasury Obligations
U.S. Treasury Bills, 3.868% (b), 3/19/2026 (c) (Cost $4,859,785)	5,000,000	4,858,625

	Contracts/ Notional Amount	Value ($)

Put Options Purchased 0.0%
Exchange-Traded Options
E-Mini S&P 500 Index, Expiration Date 9/19/2025, Strike Price $5,500 (Cost $760,928)	400 20,000	740,000

	Shares	Value ($)

Securities Lending Collateral 0.6%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 4.25% (d) (e) (Cost $23,365,725)	23,365,725	23,365,725

Cash Equivalents 0.6%
DWS Central Cash Management Government Fund, 4.37% (d) (Cost $25,731,010)	25,731,010	25,731,010

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $2,564,903,096)	100.7	4,475,089,479
Other Assets and Liabilities, Net	(0.7)	(29,063,458)
Net Assets	100.0	4,446,026,021
For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
A summary of the Fund’s transactions with affiliated investments during the period ended June 30, 2025 are as follows:
Value ($) at 9/30/2024	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 6/30/2025	Value ($) at 6/30/2025
Securities Lending Collateral 0.6%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 4.25% (d) (e)
65,161,553	—	41,795,828 (f)	—	—	193,793	—	23,365,725	23,365,725
Cash Equivalents 0.6%
DWS Central Cash Management Government Fund, 4.37% (d)
45,972,235	349,899,014	370,140,239	—	—	966,735	—	25,731,010	25,731,010
111,133,788	349,899,014	411,936,067	—	—	1,160,528	—	49,096,735	49,096,735

*	Non-income producing security.
(a)
All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at June 30, 2025 amounted to $21,207,355, which is 0.5% of net assets.

(b)	Annualized yield at time of purchase; not a coupon rate.
(c)	At June 30, 2025, this security has been pledged, in whole or in part, as collateral for open total return swap contracts.
(d)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.

(e)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(f)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended June 30, 2025.

REIT: Real Estate Investment Trust
S&P: Standard & Poor's
At June 30, 2025,  open total return swap contracts were as follows:
Pay/Receive Return of the Reference Index	Expiration Date	Counterparty	Notional Amount ($)	Fixed Fee Received/ (Paid) by the Fund	Frequency	Value ($)†
Long Positions
Citi RMA CLS Index/CIEQUB01	4/8/2026	Citibank N.A.	58,463,220	(0.35%)	Annually	(1,694,927)

†	There are no upfront payments on the equity swaps listed above, therefore unrealized appreciation (depreciation) is equal to their value.
Fair Value Measurements
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of June 30, 2025 in valuing the Fund’s investments.
Assets	Level 1	Level 2	Level 3	Total
Common Stocks (a)	$4,420,394,119	$—	$—	$4,420,394,119
Government & Agency Obligations	—	4,858,625	—	4,858,625
Put Options Purchased	740,000	—	—	740,000
Short-Term Investments (a)	49,096,735	—	—	49,096,735
Total	$4,470,230,854	$4,858,625	$—	$4,475,089,479

Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (b)
Total Return Swap Contracts	$—	$(1,694,927)	$—	$(1,694,927)
Total	$—	$(1,694,927)	$—	$(1,694,927)

(a)	See Investment Portfolio for additional detailed categorizations.
(b)	Derivatives include unrealized appreciation (depreciation) on open total return swap contracts.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.
DCEF-PH3